Other payables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Payables
Balance at the beginning of the year	$ 81,726	$ 180,134
Increases	37,978	168,599
Decreases	(14,677)	(19,132)
Recovery	(17,812)	(99,188)
Result from exposure to inflation for the year	(19,549)	(148,687)
Balance at the end of the year	$ 67,666	$ 81,726